Debt - Additional Information (Details)								1 Months Ended	12 Months Ended
	Apr. 27, 2018 USD ($)	Nov. 08, 2017 USD ($)	Feb. 15, 2017 USD ($)	Oct. 17, 2014 USD ($)	Mar. 17, 2014 USD ($)	Mar. 28, 2013 USD ($)	Apr. 30, 2012 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 14, 2015 USD ($)
Debt Instrument [Line Items]
Aggregate principal outstanding									$ 843,600,000	$ 945,100,000
Payments of Debt Issuance Costs									800,000	10,700,000	$ 0
Gain (loss) on debt extinguishment									(1,200,000)	(25,200,000)	0
Debt extinguishment costs									0	18,000,000.0	$ 0
Loss on debt extinguishment
Debt Instrument [Line Items]
Gain (loss) on debt extinguishment									1,200,000	(25,200,000)
Senior Secured Term Loan Facility Due September 2023 | Secured
Debt Instrument [Line Items]
Aggregate principal outstanding			$ 947,000,000.0						837,500,000	937,500,000
Debt issuance price as a percent of principal			99.625%
Payments of Debt Issuance Costs		$ 800,000							4,600,000
Redemption of senior notes									100,000,000.0
Senior Secured Term Loan Facility Due September 2023 | Secured | LIBOR rate
Debt Instrument [Line Items]
Interest rate minimum (less than)			0.00%
Senior Secured Term Loan Facility Due September 2023 | Secured | LIBOR rate | Minimum
Debt Instrument [Line Items]
Leverage ratio		3.50	3.50
Senior Secured Term Loan Facility Due September 2023 | Secured | LIBOR rate | Post-Public Offering, Interest Rate, Option Two
Debt Instrument [Line Items]
Margin on variable interest rate basis			1.00%
Senior Secured Term Loan Facility Due September 2023 | Secured | Federal funds rate | Post-Public Offering, Interest Rate, Option Two
Debt Instrument [Line Items]
Margin on variable interest rate basis			0.50%
Senior notes | 7.75% senior unsecured notes due 2021
Debt Instrument [Line Items]
Aggregate principal outstanding			$ 464,400,000
Interest rate			7.75%			7.75%
Debt extinguishment costs										18,000,000.0
Aggregate principal amount						$ 465,000,000.0
Redemption of senior notes			$ 464,400,000					$ 600,000
Senior notes | Senior secured term loan facility due September 2020 | Secured
Debt Instrument [Line Items]
Aggregate principal outstanding			482,000,000.0									$ 730,000,000.0
Capital lease obligations and other
Debt Instrument [Line Items]
Aggregate principal outstanding									300,000	200,000
Lines of credit and capital lease obligations									20,000,000.0	23,200,000
Capital lease obligations and other | Other lines of credit
Debt Instrument [Line Items]
Amount outstanding									8,900,000	10,100,000
Available borrowing capacity									$ 11,100,000	$ 13,100,000
Weighted-average interest rate									5.44%	5.15%
Capital lease obligations and other | Other lines of credit | Line of credit
Debt Instrument [Line Items]
Amount outstanding									$ 6,100,000	$ 7,600,000
Capital lease obligations and other | Other lines of credit | Letters of credit and bank guarantees
Debt Instrument [Line Items]
Amount outstanding									2,800,000	2,500,000
Line of credit | Senior Secured Term Loan Facility Due September 2023 | Secured | Level 2
Debt Instrument [Line Items]
Fair value of debt									789,300,000
Line of credit | Senior secured term loan facility due March 2020 | Secured
Debt Instrument [Line Items]
Redemption of senior notes			$ 482,000,000.0
Line of credit | Senior secured term loan facility due September 2020 | Secured
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 730,000,000.0
Line of credit | Senior secured asset-based revolving credit facility | Secured
Debt Instrument [Line Items]
Payments of Debt Issuance Costs	$ 800,000			$ 1,300,000		1,100,000
Additional potential borrowing capacity							$ 20,000,000.0
Term				5 years			5 years
Line of credit | Senior secured asset-based revolving credit facility | Letters of credit
Debt Instrument [Line Items]
Amount outstanding									33,200,000	27,600,000
Available borrowing capacity									47,400,000	59,400,000
Line of credit | Other lines of credit
Debt Instrument [Line Items]
Aggregate principal outstanding									$ 5,800,000	7,400,000
Foreign line of credit | Senior secured asset-based revolving credit facility | Secured | CANADA
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 20,000,000.0	30,000,000.0
Increase (decrease) in maximum borrowing capacity					(10,000,000.0)
Foreign line of credit | Senior secured asset-based revolving credit facility | Secured | German
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 25,000,000.0
U.S. line of credit | Senior secured asset-based revolving credit facility | Secured
Debt Instrument [Line Items]
Maximum borrowing capacity					80,000,000.0	$ 70,000,000.0	$ 60,000,000.0
Debt Instrument, Interest Rate, Increase (Decrease)	0.50%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.125%
Increase (decrease) in maximum borrowing capacity	$ 5,000,000.0				$ 10,000,000.0
Senior secured notes and line of credit | Senior Secured Notes due 2021 and Senior Secured Term Loan Facility due September 2020 | Loss on debt extinguishment
Debt Instrument [Line Items]
Write-off of deferred financing costs and debt discount										$ 7,200,000
Borrowings Greater Than Leverage Ratio [Member] | Senior Secured Term Loan Facility Due September 2023 | Secured | LIBOR rate
Debt Instrument [Line Items]
Margin on variable interest rate basis		2.75%	3.00%
Borrowings Greater Than Leverage Ratio [Member] | Senior Secured Term Loan Facility Due September 2023 | Secured | Base Rate
Debt Instrument [Line Items]
Margin on variable interest rate basis		1.75%	2.00%
Borrowings Less Than Leverage Ratio [Member] | Senior Secured Term Loan Facility Due September 2023 | Secured | LIBOR rate
Debt Instrument [Line Items]
Margin on variable interest rate basis		2.50%	2.75%
Borrowings Less Than Leverage Ratio [Member] | Senior Secured Term Loan Facility Due September 2023 | Secured | Base Rate
Debt Instrument [Line Items]
Margin on variable interest rate basis		1.50%	1.75%